UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-286968-10

Central Index Key Number of the issuing entity: 0002153909

BBCMS Mortgage Trust 2026-5C43

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-286968

Central Index Key Number of the depositor: 0001541480

Barclays Commercial Mortgage Securities LLC

(Exact name of depositor as specified in its charter)

Barclays Capital Real Estate Inc.

(Central Index Key Number 0001549574)

Wells Fargo Bank, National Association

(Central Index Key Number 0000740906)

RREF V - D Direct Lending Investments, LLC

(Central Index Key Number 0002086033)

Citi Real Estate Funding Inc.

(Central Index Key Number 0001701238)

Natixis Real Estate Capital LLC

(Central Index Key Number 0001542256)

German American Capital Corporation

(Central Index Key Number 0001541294)

Starwood Mortgage Capital LLC

(Central Index Key Number 0001548405)

UBS AG New York Branch

(Central Index Key Number 0001685185)

BSPRT CMBS Finance, LLC

(Central Index Key Number 0001722518)
(Exact name of Sponsor as specified in its charter)

Daniel Schmidt, (212) 526-7000

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Barclays Commercial Mortgage Securities LLC
(Depositor)

Date: October 6, 2026	By:	/s/ Daniel Schmidt
		Name:	Daniel Schmidt
		Title:	Chief Executive Officer

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document